Long-Term Debt and Financial Liabilities, $40.75 Million Term Loan Facility (Details)					12 Months Ended
	Sep. 17, 2024 USD ($)	Apr. 18, 2024 USD ($)	Jul. 20, 2023 USD ($)	Jul. 27, 2021 Tranche	Dec. 31, 2025 USD ($) Installment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jul. 23, 2021 Subsidiary
Long-Term Debt [Abstract]
Repayment of loan					$ 102,181,653	$ 86,866,269	$ 53,864,500
$40.75 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Number of ship-owning subsidiaries entering into term loan facility | Subsidiary								4
Face amount					$ 40,750,000
Number of tranches drawn | Tranche				4
Number of payment installments | Installment					20
Frequency of periodic payment					quarterly
Installment payment					$ 1,154,000
Balloon installment payable at maturity					$ 17,700,000
Repayment of loan	$ 13,800,000	$ 7,000,000	$ 7,910,000